Consolidated VIEs and Noncontrolling Interests - Summary of Chinaco's Contribution to Company's Consolidated Results of Operation (Detail) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Revenue	$ 593,478		$ 881,734	$ 1,191,331	$ 1,938,617	$ 3,415,865	$ 3,458,592	$ 1,821,751
Location operating expenses	780,489		881,468	1,598,812	1,804,802	3,542,918	2,758,318
Restructuring and other related costs	(27,794)		80,529	466,045	136,216	206,703	329,221
Impairments/(gain on sale) of goodwill, intangibles and other assets		$ 300,000			2,825	3,066	63,128	29,572
Depreciation and amortization	180,157		195,797	364,341	390,156	779,368	589,914	313,514
Total Expenses	1,443,473		1,909,272	3,547,124	3,978,153	7,762,628	7,378,090	3,512,750
Pre-tax loss	(918,494)		(1,103,343)	(2,977,423)	(1,649,962)	(3,814,351)	(3,729,250)	(1,928,269)
Net loss	(922,509)		(1,110,438)	(2,984,705)	(1,666,077)	(3,833,857)	(3,774,887)	(1,927,419)
Net loss attributable to WeWork Inc.	$ (888,845)		(863,829)	$ (2,921,200)	(1,047,698)	(3,129,358)	(3,264,738)	(1,610,792)
China Co [Member]
Schedule of Equity Method Investments [Line Items]
Revenue			68,068		136,921	206,261	228,537	99,529
Location operating expenses			84,265		179,221	266,318	290,254	116,173
Restructuring and other related costs			(131,238)		28,982	(18,660)	6,684
Impairments/(gain on sale) of goodwill, intangibles and other assets			335,489		371,871	450,312
Depreciation and amortization			14,571		28,346	39,208	42,257	20,584
Total Expenses			329,269		670,000	819,527	496,113	341,237
Pre-tax loss			(260,151)		(540,290)	(598,727)	(266,230)	(243,508)
Net loss			(263,060)		(543,599)	(609,820)	(274,019)	(244,613)
Net loss attributable to WeWork Inc.			$ (29,832)		$ (30,264)	$ (62,997)	$ 39,072	$ (48,569)